Risk management, funding and liquidity risk and market risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	$ 22,474	$ 27,984
Cash
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	4,590	6,269
Securities (including certificates of deposit)
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	2,535	1,721
Securities pledged under repurchase agreements
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	15,230	19,938
Securities pledged on contingent liabilities
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	119	56
Parent Entity
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	20,367	24,181
Parent Entity | Cash
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	4,562	6,199
Parent Entity | Securities (including certificates of deposit)
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	2,307	1,721
Parent Entity | Securities pledged under repurchase agreements
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	13,379	16,205
Parent Entity | Securities pledged on contingent liabilities
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	$ 119	$ 56